Capital Stock and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Capital Stock and Reserves
Summary of share purchase warrant, RSU, PSU, DSU and stock option transactions

	Warrants		RSUs	PSUs	DSUs	Stock Options
		Weighted					Weighted
		Average					Average
	Number	Exercise Price	Number	Number	Number	Number	Exercise Price
Outstanding, December 31, 2022	12,823	$6.77	1,835,821	—	—	5,033,425	$10.44
Granted	—	$—	607,750	770,000	86,257	485,151	$6.80
Exercised	(9,657)	$6.81	(400,776)	—	—	(267,524)	$3.86
Cancelled	(3,166)	$6.57	(197,456)	—	—	(351,134)	$11.80
Outstanding, December 31, 2023	—	$—	1,845,339	770,000	86,257	4,899,918	$10.34
Granted	—	$—	533,852	147,000	163,980	3,175,093	$7.24
Exercised	—	$—	(1,205,085)	—	—	(539,947)	$5.34
Cancelled	—	$—	(162,982)	(15,400)	—	(516,294)	$10.91
Outstanding, December 31, 2024	—	$—	1,011,124	901,600	250,237	7,018,770	$9.28
Exercisable, December 31, 2024	—	$—	—	—	—	3,585,335	$11.20

Schedule of incentive stock options, RSU, PSU outstanding and exercisable

			Weighted Average
	Exercise Price		Remaining Life
	($/Share)	Outstanding	(Years)	Exercisable
Stock options	1.00 - 5.00	405,300	0.27	405,300
	5.01 - 10.00	3,602,031	4.24	268,812
	10.01 - 15.00	3,011,439	1.42	2,911,223
		7,018,770	2.80	3,585,335

RSUs		1,011,124	0.90	—

PSUs		901,600	0.92	—

Schedule of share-based payments expense

In $000s	2024	2023
Stock options	$3,769	$2,697
RSUs	5,813	8,591
PSUs	2,944	624
DSUs	600	75
	$13,126	$11,987

Recorded in exploration and evaluation expense	$4,327	$3,131
Recorded in general and administrative expense	8,799	8,856
	$13,126	$11,987

Schedule of weighted average fair value of stock options

	2024	2023
Stock options	$3.02	$3.33
RSUs	$6.34	$8.15
PSUs	$7.88	$6.04
DSUs	$6.03	$6.09

Schedule of weighted average inputs used

	2024	2023
Expected life (years)	3.5	3.5
Annualized volatility	53.22%	59.03%
Dividend rate	0.00%	0.00%
Risk-free interest rate	3.44%	4.42%